BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Shares
Shares Value
Common Stocks — 2.6%
Auto Components — 0.0%
Lear Corp. ....................... 44 $ 6,885
Building Products — 0.0%
AZEK Co., Inc. (The)
(a)
............... 17 621
Chemicals — 0.2%
Diversey Holdings Ltd.
(a)
.............. 1,850 29,674
Element Solutions, Inc. ............... 1,328 28,791
58,465
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(a)
......... 513 6,972
Electrical Equipment — 0.2%
(a)
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$25,124)
(b)
..................... 2,555 25,448
Sensata Technologies Holding plc ........ 388 21,231
46,679
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.
(a)(c)
....... 84 1,307
Equity Real Estate Investment Trusts (REITs) — 0.5%
Gaming and Leisure Properties, Inc. ...... 1,255 58,132
VICI Properties, Inc. ................. 2,725 77,417
135,549
Hotels, Restaurants & Leisure — 0.1%
Aramark ......................... 381 12,520
Life Sciences Tools & Services — 0.2%
(a)
Avantor, Inc. ...................... 804 32,883
Syneos Health, Inc. ................. 295 25,807
58,690
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 8,034 21,772
Metals & Mining — 0.1%
Constellium SE, Class A
(a)
............. 1,701 31,945
Oil, Gas & Consumable Fuels — 1.1%
Chesapeake Energy Corp. ............ 1,901 117,083
Devon Energy Corp. ................. 294 10,440
Diamondback Energy, Inc. ............. 295 27,928
DT Midstream, Inc. .................. 362 16,739
Energy Transfer LP ................. 1,851 17,733
Enterprise Products Partners LP ......... 585 12,659
EQT Corp.
(a)
...................... 1,734 35,478
Extraction Oil & Gas, Inc.
(a)
............ 10 564
Extraction Oil & Gas, Inc., (Acquired 03/05/21,
cost $14,884)
(a)(b)
................. 425 23,991
Plains All American Pipeline LP ......... 2,647 26,920
SM Energy Co. .................... 383 10,103
299,638
Security
Shares
Shares Value
Road & Rail — 0.1%
Uber Technologies, Inc.
(a)
............. 230 $ 10,304
Total Common Stocks — 2.6%
(Cost: $528,721) ................................ 691,347
Par (000)
Par (000)
Corporate Bonds — 83.4%
Aerospace & Defense — 2.7%
Bombardier, Inc.
(d)(e)
:
7.50%, 12/01/24 ................. USD 15 15,600
7.50%, 03/15/25 ................. 2 2,042
7.13%, 06/15/26 ................. 52 54,600
7.88%, 04/15/27 ................. 37 38,359
6.00%, 02/15/28 ................. 28 28,315
BWX Technologies, Inc.
(d)
:
4.13%, 06/30/28 ................. 8 8,210
4.13%, 04/15/29 ................. 17 17,404
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(d)
............... 28 29,015
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(d)
. 14 14,805
TransDigm, Inc.:
8.00%, 12/15/25
(d)
................ 26 27,722
6.25%, 03/15/26
(d)
................ 359 374,257
6.38%, 06/15/26 ................. 7 7,222
7.50%, 03/15/27 ................. 10 10,475
4.88%, 05/01/29 ................. 25 25,047
Triumph Group, Inc., 8.88%, 06/01/24
(d)
... 64 70,400
723,473
Airlines — 1.8%
Air Canada, 3.88%, 08/15/26
(d)(e)
........ 34 34,308
American Airlines, Inc.
(d)
:
11.75%, 07/15/25 ................ 53 65,588
5.50%, 04/20/26 ................. 42 44,152
5.75%, 04/20/29 ................. 56 60,340
Delta Air Lines, Inc.
(d)
:
7.00%, 05/01/25 ................. 20 23,325
4.75%, 10/20/28 ................. 54 60,210
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(d)
............... 21 21,971
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(d)
53 57,633
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(d)
3 3,779
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 5 4,947
Series 2020-1, Class A, 5.88%, 10/15/27 40 44,629
United Airlines, Inc.
(d)
:
4.38%, 04/15/26 ................. 39 40,024
4.63%, 04/15/29 ................. 32 33,070
493,976
Auto Components — 2.2%
Adient US LLC, 9.00%, 04/15/25
(d)
...... 17 18,360
Allison Transmission, Inc.
(d)
:
5.88%, 06/01/29 ................. 16 17,409
3.75%, 01/30/31 ................. 23 22,367
Clarios Global LP
(d)
:
6.75%, 05/15/25 ................. 20 21,100
6.25%, 05/15/26 ................. 95 99,812
8.50%, 05/15/27 ................. 174 185,092
Dealer Tire LLC, 8.00%, 02/01/28
(d)
...... 32 33,502
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(d)
.................... 9 9,000
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 ................. 17 18,657
5.00%, 07/15/29
(d)
................ 11 11,674

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Auto Components (continued)
5.25%, 07/15/31
(d)
................ USD 25 $ 26,625
5.63%, 04/30/33 ................. 26 28,340
Icahn Enterprises LP:
4.75%, 09/15/24 ................. 13 13,520
6.25%, 05/15/26 ................. 5 5,225
5.25%, 05/15/27 ................. 45 46,688
4.38%, 02/01/29 ................. 16 15,980
Patrick Industries, Inc., 4.75%, 05/01/29
(d)
.. 5 5,100
Tenneco, Inc., 7.88%, 01/15/29
(d)
....... 5 5,581
584,032
Automobiles — 0.1%
Ford Motor Co.:
4.35%, 12/08/26 ................. 5 5,325
4.75%, 01/15/43 ................. 9 9,433
5.29%, 12/08/46 ................. 10 11,138
Winnebago Industries, Inc., 6.25%, 07/15/28
(d)
13 13,975
39,871
Banks — 0.1%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a)(f)(g)
EUR 100 16,796
Biotechnology — 0.1%
(d)
Emergent BioSolutions, Inc., 3.88%, 08/15/28 USD 7 6,807
HCRX Investments Holdco LP, 4.50%, 08/01/29 11 11,055
17,862
Building Products — 1.1%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(d)
.................... 24 25,056
APi Group DE, Inc., 4.13%, 07/15/29
(d)
.... 11 10,778
Builders FirstSource, Inc., 6.75%, 06/01/27
(d)
10 10,600
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(d)
.................... 29 30,826
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(d)
... 21 21,053
Forterra Finance LLC, 6.50%, 07/15/25
(d)
.. 28 29,960
Griffon Corp., 5.75%, 03/01/28 ......... 5 5,250
JELD-WEN, Inc.
(d)
:
6.25%, 05/15/25 ................. 13 13,715
4.63%, 12/15/25 ................. 5 5,077
4.88%, 12/15/27 ................. 2 2,084
Masonite International Corp.
(d)
:
5.38%, 02/01/28 ................. 8 8,424
3.50%, 02/15/30 ................. 17 16,872
New Enterprise Stone & Lime Co., Inc.
(d)
:
6.25%, 03/15/26 ................. 7 7,238
5.25%, 07/15/28 ................. 7 7,079
9.75%, 07/15/28 ................. 7 7,612
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(d)
44 46,585
Standard Industries, Inc.
(d)
:
4.38%, 07/15/30 ................. 25 25,500
3.38%, 01/15/31 ................. 6 5,710
Summit Materials LLC, 5.25%, 01/15/29
(d)
.. 16 16,800
Victors Merger Corp., 6.38%, 05/15/29
(d)
... 13 12,448
308,667
Capital Markets — 0.5%
(d)
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29 9 9,270
Coinbase Global, Inc.:
3.38%, 10/01/28 ................. 23 22,099
3.63%, 10/01/31 ................. 23 21,864
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................ 19 19,879
MSCI, Inc.:
3.63%, 09/01/30 ................. 14 14,473
3.88%, 02/15/31 ................. 6 6,293
3.63%, 11/01/31 ................. 11 11,446
3.25%, 08/15/33 ................. 14 14,160
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Owl Rock Technology Finance Corp., 3.75%,
06/17/26 ..................... USD 10 $ 10,557
130,041
Chemicals — 1.7%
Ashland LLC, 3.38%, 09/01/31
(d)
........ 28 28,245
Chemours Co. (The), 5.75%, 11/15/28
(d)
... 10 10,472
Diamond BC BV, 4.63%, 10/01/29
(d)
...... 20 20,300
Element Solutions, Inc., 3.88%, 09/01/28
(d)
. 113 114,130
Gates Global LLC, 6.25%, 01/15/26
(d)
..... 36 37,350
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(d)
.................... 27 27,607
HB Fuller Co., 4.25%, 10/15/28 ........ 8 8,140
Illuminate Buyer LLC, 9.00%, 07/01/28
(d)
... 26 28,665
Ingevity Corp., 3.88%, 11/01/28
(d)
....... 9 8,978
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(d)
.. 9 9,000
Minerals Technologies, Inc., 5.00%, 07/01/28
(d)
20 20,750
NOVA Chemicals Corp., 4.88%, 06/01/24
(d)(e)
4 4,180
SCIH Salt Holdings, Inc.
(d)
:
4.88%, 05/01/28 ................. 21 21,105
6.63%, 05/01/29 ................. 15 14,400
Scotts Miracle-Gro Co. (The)
(d)
:
4.00%, 04/01/31 ................. 22 21,959
4.38%, 02/01/32 ................. 3 3,024
WR Grace Holdings LLC, 5.63%, 08/15/29
(d)
76 78,281
456,586
Commercial Services & Supplies — 3.4%
ADT Security Corp. (The), 4.88%, 07/15/32
(d)
15 15,131
Allied Universal Holdco LLC
(d)
:
6.63%, 07/15/26 ................. 155 163,878
9.75%, 07/15/27 ................. 58 63,103
4.63%, 06/01/28 ................. 200 199,690
APX Group, Inc.
(d)
:
6.75%, 02/15/27 ................. 25 26,559
5.75%, 07/15/29 ................. 22 21,715
Aramark Services, Inc.
(d)
:
5.00%, 04/01/25 ................. 4 4,094
6.38%, 05/01/25 ................. 13 13,666
5.00%, 02/01/28 ................. 5 5,138
Brink's Co. (The), 5.50%, 07/15/25
(d)
..... 4 4,180
Clean Harbors, Inc.
(d)
:
4.88%, 07/15/27 ................. 2 2,075
5.13%, 07/15/29 ................. 13 14,235
Covanta Holding Corp., 5.00%, 09/01/30 .. 13 13,130
Garda World Security Corp.
(d)(e)
:
4.63%, 02/15/27 ................. 29 29,000
9.50%, 11/01/27 ................. 15 16,235
GFL Environmental, Inc.
(d)(e)
:
4.25%, 06/01/25 ................. 8 8,250
3.75%, 08/01/25 ................. 11 11,316
5.13%, 12/15/26 ................. 22 23,102
4.00%, 08/01/28 ................. 34 33,745
3.50%, 09/01/28 ................. 15 15,094
4.75%, 06/15/29 ................. 26 26,715
4.38%, 08/15/29 ................. 11 11,110
IAA, Inc., 5.50%, 06/15/27
(d)
.......... 11 11,495
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(d)
.................... 9 9,225
Madison IAQ LLC
(d)
:
4.13%, 06/30/28 ................. 4 4,000
5.88%, 06/30/29 ................. 36 36,270
Nielsen Finance LLC
(d)
:
5.63%, 10/01/28 ................. 11 11,412
5.88%, 10/01/30 ................. 23 24,216
4.75%, 07/15/31 ................. 9 8,755

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
(d)
:
5.75%, 04/15/26 ................. USD 6 $ 6,490
6.25%, 01/15/28 ................. 29 29,980
Stericycle, Inc., 3.88%, 01/15/29
(d)
....... 13 13,080
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(d)
.................... 7 7,310
Waste Pro USA, Inc., 5.50%, 02/15/26
(d)
... 40 40,400
923,794
Communications Equipment — 0.8%
Avaya, Inc., 6.13%, 09/15/28
(d)
......... 39 41,007
CommScope Technologies LLC, 6.00%,
06/15/25
(d)
.................... 20 20,250
CommScope, Inc.
(d)
:
6.00%, 03/01/26 ................. 5 5,192
8.25%, 03/01/27 ................. 4 4,187
7.13%, 07/01/28 ................. 30 30,614
4.75%, 09/01/29 ................. 40 39,950
Nokia OYJ, 6.63%, 05/15/39
(e)
......... 8 10,920
ViaSat, Inc.
(d)
:
5.63%, 04/15/27 ................. 5 5,213
6.50%, 07/15/28 ................. 43 45,288
Viavi Solutions, Inc., 3.75%, 10/01/29
(d)
... 23 23,051
225,672
Construction & Engineering — 0.3%
(d)
Arcosa, Inc., 4.38%, 04/15/29 ......... 28 28,350
Brand Industrial Services, Inc., 8.50%, 07/15/25 30 30,112
Dycom Industries, Inc., 4.50%, 04/15/29 ... 9 9,038
MasTec, Inc., 4.50%, 08/15/28 ......... 21 21,919
89,419
Consumer Finance — 1.4%
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(h)(i)
.............. 60 61,131
Ford Motor Credit Co. LLC, 4.39%, 01/08/26 200 213,250
Global Aircraft Leasing Co. Ltd.
(d)(e)(j)
:
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 20 19,650
Series 2021, 7.25%, (7.25% Cash or 7.25%
PIK), 09/15/24 ................ 14 12,975
Navient Corp.:
7.25%, 09/25/23 ................. 8 8,724
6.13%, 03/25/24 ................. 6 6,425
5.88%, 10/25/24 ................. 2 2,135
6.75%, 06/15/26 ................. 2 2,207
5.00%, 03/15/27 ................. 2 2,060
OneMain Finance Corp.:
7.13%, 03/15/26 ................. 14 16,223
3.50%, 01/15/27 ................. 25 25,011
6.63%, 01/15/28 ................. 18 20,700
390,491
Containers & Packaging — 1.2%
Ball Corp., 3.13%, 09/15/31 .......... 32 31,602
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 4 4,940
Graphic Packaging International LLC, 4.75%,
07/15/27
(d)
.................... 9 9,742
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(d)(e)
................... 11 11,183
LABL, Inc., 10.50%, 07/15/27
(d)
........ 9 9,698
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(d)
............... 21 21,184
Sealed Air Corp.
(d)
:
4.00%, 12/01/27 ................. 5 5,325
6.88%, 07/15/33 ................. 9 11,757
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 2 2,055
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trivium Packaging Finance BV, 8.50%,
08/15/27
(d)(e)(k)
.................. USD 200 $ 214,750
322,236
Distributors — 0.1%
(d)
American Builders & Contractors Supply Co.,
Inc.:
4.00%, 01/15/28 ................. 17 17,361
3.88%, 11/15/29 ................. 4 3,989
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 9 8,955
30,305
Diversified Consumer Services — 0.3%
Graham Holdings Co., 5.75%, 06/01/26
(d)
.. 3 3,133
Metis Merger Sub LLC, 6.50%, 05/15/29
(d)
.. 18 17,505
Service Corp. International:
5.13%, 06/01/29 ................. 2 2,174
4.00%, 05/15/31 ................. 51 52,721
75,533
Diversified Financial Services — 1.1%
(d)
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 26 25,928
Sabre GLBL, Inc.:
9.25%, 04/15/25 ................. 42 48,543
7.38%, 09/01/25 ................. 21 22,382
Shift4 Payments LLC, 4.63%, 11/01/26 .... 30 31,313
Verscend Escrow Corp., 9.75%, 08/15/26 .. 165 173,869
302,035
Diversified Telecommunication Services — 5.5%
Altice France SA, 5.13%, 07/15/29
(d)(e)
.... 248 243,158
CCO Holdings LLC:
5.00%, 02/01/28
(d)
................ 8 8,351
5.38%, 06/01/29
(d)
................ 22 23,760
4.75%, 03/01/30
(d)
................ 11 11,500
4.50%, 08/15/30
(d)
................ 34 35,079
4.25%, 02/01/31
(d)
................ 50 50,867
4.50%, 05/01/32 ................. 23 23,690
4.50%, 06/01/33
(d)
................ 25 25,443
4.25%, 01/15/34
(d)
................ 75 74,297
Cincinnati Bell, Inc.
(d)
:
7.00%, 07/15/24 ................. 23 23,408
8.00%, 10/15/25 ................. 8 8,338
Consolidated Communications, Inc., 6.50%,
10/01/28
(d)
.................... 27 29,329
Frontier Communications Corp.
(d)
:
5.88%, 10/15/27 ................. 37 39,312
5.00%, 05/01/28 ................. 44 46,200
6.75%, 05/01/29 ................. 34 35,828
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(d)(e)(k)
.................. 5 5,131
Level 3 Financing, Inc.
(d)
:
4.63%, 09/15/27 ................. 4 4,115
4.25%, 07/01/28 ................. 7 7,054
3.75%, 07/15/29 ................. 16 15,464
Lumen Technologies, Inc.:
Series Y, 7.50%, 04/01/24 .......... 11 12,182
5.13%, 12/15/26
(d)
................ 44 45,650
4.00%, 02/15/27
(d)
................ 11 11,240
4.50%, 01/15/29
(d)
................ 19 18,411
5.38%, 06/15/29
(d)
................ 39 39,794
Series P, 7.60%, 09/15/39 .......... 5 5,600
Series U, 7.65%, 03/15/42 .......... 35 39,200
Sprint Capital Corp.:
6.88%, 11/15/28 ................. 87 110,720
8.75%, 03/15/32 ................. 85 126,978

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Switch Ltd.
(d)
:
3.75%, 09/15/28 ................. USD 30 $ 30,450
4.13%, 06/15/29 ................. 31 31,814
Telecom Italia Capital SA
(e)
:
6.38%, 11/15/33 ................. 44 51,203
6.00%, 09/30/34 ................. 51 57,247
7.20%, 07/18/36 ................. 6 7,350
Telesat Canada, 4.88%, 06/01/27
(d)(e)
..... 10 9,200
Zayo Group Holdings, Inc.
(d)
:
4.00%, 03/01/27 ................. 80 79,618
6.13%, 03/01/28 ................. 92 93,268
1,480,249
Electric Utilities — 1.0%
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(k)
......... 12 13,166
2.65%, 03/01/30 ................. 13 12,935
Series B, 2.25%, 09/01/30 .......... 2 1,930
Series C, 5.35%, 07/15/47
(k)
......... 40 48,775
Series C, 3.40%, 03/01/50 .......... 42 40,377
FirstEnergy Transmission LLC
(d)
:
5.45%, 07/15/44 ................. 33 42,060
4.55%, 04/01/49 ................. 15 17,556
NRG Energy, Inc.
(d)
:
3.63%, 02/15/31 ................. 25 24,556
3.88%, 02/15/32 ................. 28 27,685
Pattern Energy Operations LP, 4.50%,
08/15/28
(d)
.................... 18 18,765
PG&E Corp., 5.25%, 07/01/30 ......... 17 17,404
Vistra Operations Co. LLC, 4.38%, 05/01/29
(d)
19 19,117
284,326
Electrical Equipment — 0.1%
(d)
Atkore, Inc., 4.25%, 06/01/31 .......... 14 14,420
Sensata Technologies BV:
5.63%, 11/01/24 ................. 9 9,961
4.00%, 04/15/29 ................. 9 9,162
33,543
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC, 3.25%, 02/15/29 .......... 16 16,400
Sensata Technologies, Inc.
(d)
:
4.38%, 02/15/30 ................. 45 48,418
3.75%, 02/15/31 ................. 8 8,055
72,873
Energy Equipment & Services — 0.8%
Archrock Partners LP
(d)
:
6.88%, 04/01/27 ................. 18 18,900
6.25%, 04/01/28 ................. 39 40,335
ChampionX Corp., 6.38%, 05/01/26 ...... 10 10,400
Pioneer Energy Services Corp.
(c)(d)
:
(LIBOR USD 3 Month + 9.50%), 11.00%,
05/15/25
(i)
.................... 33 36,041
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(j)(l)
................... 24 27,692
Tervita Corp., 11.00%, 12/01/25
(d)(e)
...... 7 7,920
Transocean, Inc., 11.50%, 01/30/27
(d)
..... 11 11,330
USA Compression Partners LP:
6.88%, 04/01/26 ................. 34 35,401
6.88%, 09/01/27 ................. 33 34,934
222,953
Entertainment — 0.9%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(d)
.................... 11 11,371
Live Nation Entertainment, Inc.
(d)
:
4.88%, 11/01/24 ................. 3 3,033
Security
Par (000)
Par (000) Value
Entertainment (continued)
6.50%, 05/15/27 ................. USD 57 $ 62,700
4.75%, 10/15/27 ................. 7 7,114
3.75%, 01/15/28 ................. 15 14,911
Netflix, Inc.:
5.88%, 11/15/28 ................. 27 33,086
6.38%, 05/15/29 ................. 19 24,035
5.38%, 11/15/29
(d)
................ 15 18,169
4.88%, 06/15/30
(d)
................ 12 14,130
Playtika Holding Corp., 4.25%, 03/15/29
(d)
.. 36 36,115
WMG Acquisition Corp., 3.88%, 07/15/30
(d)
. 14 14,560
239,224
Equity Real Estate Investment Trusts (REITs) — 2.6%
American Finance Trust, Inc., 4.50%,
09/30/28
(d)
.................... 5 5,000
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(d)
.................... 14 13,860
CTR Partnership LP, 3.88%, 06/30/28
(d)
... 14 14,525
Diversified Healthcare Trust, 9.75%, 06/15/25 20 21,875
Global Net Lease, Inc., 3.75%, 12/15/27
(d)
.. 11 10,922
GLP Capital LP, 4.00%, 01/15/31 ....... 8 8,629
HAT Holdings I LLC, 3.38%, 06/15/26
(d)
... 16 16,240
Iron Mountain, Inc.
(d)
:
5.25%, 07/15/30 ................. 25 26,531
5.63%, 07/15/32 ................. 5 5,362
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 14 15,225
4.63%, 06/15/25
(d)
................ 14 15,085
4.50%, 09/01/26 ................. 19 20,662
5.75%, 02/01/27 ................. 27 31,050
4.50%, 01/15/28 ................. 17 18,573
3.88%, 02/15/29
(d)
................ 26 27,690
MPT Operating Partnership LP:
4.63%, 08/01/29 ................. 39 41,847
3.50%, 03/15/31 ................. 73 74,460
RHP Hotel Properties LP, 4.75%, 10/15/27 . 37 38,294
RLJ Lodging Trust LP
(d)
:
3.75%, 07/01/26 ................. 11 11,055
4.00%, 09/15/29 ................. 8 7,987
SBA Communications Corp., 3.88%, 02/15/27 36 37,305
Service Properties Trust:
4.35%, 10/01/24 ................. 4 4,053
7.50%, 09/15/25 ................. 15 16,841
5.50%, 12/15/27 ................. 11 11,723
Uniti Group LP
(d)
:
4.75%, 04/15/28 ................. 29 29,616
6.50%, 02/15/29 ................. 39 40,118
6.00%, 01/15/30 ................. 10 9,913
VICI Properties LP
(d)
:
4.25%, 12/01/26 ................. 23 24,020
3.75%, 02/15/27 ................. 25 25,875
4.63%, 12/01/29 ................. 39 41,925
4.13%, 08/15/30 ................. 44 46,640
712,901
Food & Staples Retailing — 0.6%
(d)
Albertsons Cos., Inc.:
3.25%, 03/15/26 ................. 18 18,270
4.63%, 01/15/27 ................. 25 26,226
5.88%, 02/15/28 ................. 27 28,755
4.88%, 02/15/30 ................. 5 5,387
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 27 27,068
United Natural Foods, Inc., 6.75%, 10/15/28 8 8,660

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
US Foods, Inc.:
6.25%, 04/15/25 ................. USD 12 $ 12,587
4.75%, 02/15/29 ................. 26 26,683
153,636
Food Products — 2.5%
Chobani LLC
(d)
:
7.50%, 04/15/25 ................. 49 50,984
4.63%, 11/15/28 ................. 24 24,780
JBS USA LUX SA
(d)
:
6.75%, 02/15/28 ................. 19 20,553
6.50%, 04/15/29 ................. 22 24,585
3.75%, 12/01/31 ................. 33 34,338
Kraft Heinz Foods Co.:
4.25%, 03/01/31 ................. 39 44,090
5.00%, 07/15/35 ................. 10 12,298
6.88%, 01/26/39 ................. 22 32,479
4.63%, 10/01/39 ................. 7 8,158
6.50%, 02/09/40 ................. 15 21,300
5.20%, 07/15/45 ................. 26 32,566
4.38%, 06/01/46 ................. 32 36,410
4.88%, 10/01/49 ................. 79 96,151
5.50%, 06/01/50 ................. 91 120,063
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(d)
8 8,794
Pilgrim's Pride Corp., 3.50%, 03/01/32
(d)
... 41 41,692
Post Holdings, Inc.
(d)
:
5.63%, 01/15/28 ................. 2 2,101
5.50%, 12/15/29 ................. 5 5,300
4.63%, 04/15/30 ................. 6 6,046
4.50%, 09/15/31 ................. 20 19,763
Simmons Foods, Inc., 4.63%, 03/01/29
(d)
.. 23 23,173
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. 6 5,872
671,496
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(d)
.................... 11 11,412
Health Care Equipment & Supplies — 1.2%
(d)
Avantor Funding, Inc., 4.63%, 07/15/28 ... 72 75,780
Hologic, Inc., 3.25%, 02/15/29 ......... 9 9,004
Mozart Debt Merger Sub, Inc.:
3.88%, 04/01/29 ................. 36 36,000
5.25%, 10/01/29 ................. 78 78,000
Ortho-Clinical Diagnostics, Inc.:
7.38%, 06/01/25 ................. 31 32,705
7.25%, 02/01/28 ................. 87 93,101
324,590
Health Care Providers & Services — 5.5%
Acadia Healthcare Co., Inc.
(d)
:
5.50%, 07/01/28 ................. 9 9,461
5.00%, 04/15/29 ................. 11 11,454
AdaptHealth LLC
(d)
:
6.13%, 08/01/28 ................. 12 12,750
4.63%, 08/01/29 ................. 9 8,993
5.13%, 03/01/30 ................. 8 8,004
AHP Health Partners, Inc., 5.75%, 07/15/29
(d)
25 25,250
Akumin Escrow, Inc., 7.50%, 08/01/28
(d)
... 5 4,837
Akumin, Inc., 7.00%, 11/01/25
(d)
........ 10 9,700
Cano Health LLC, 6.25%, 10/01/28
(d)
..... 7 7,070
Centene Corp.:
4.25%, 12/15/27 ................. 11 11,513
2.45%, 07/15/28 ................. 49 49,245
4.63%, 12/15/29 ................. 50 54,490
3.00%, 10/15/30 ................. 86 88,150
2.50%, 03/01/31 ................. 105 103,556
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
2.63%, 08/01/31 ................. USD 33 $ 32,777
Community Health Systems, Inc.
(d)
:
6.63%, 02/15/25 ................. 80 83,700
8.00%, 03/15/26 ................. 103 109,229
5.63%, 03/15/27 ................. 51 53,404
6.00%, 01/15/29 ................. 45 47,700
6.88%, 04/15/29 ................. 4 4,009
6.13%, 04/01/30 ................. 25 24,293
Encompass Health Corp.:
4.50%, 02/01/28 ................. 8 8,260
4.75%, 02/01/30 ................. 29 30,501
4.63%, 04/01/31 ................. 17 17,868
HCA, Inc.:
5.38%, 09/01/26 ................. 10 11,441
5.63%, 09/01/28 ................. 35 41,640
5.88%, 02/01/29 ................. 20 24,034
3.50%, 09/01/30 ................. 62 65,682
HealthEquity, Inc., 4.50%, 10/01/29
(d)
..... 23 23,345
Legacy LifePoint Health LLC
(d)
:
6.75%, 04/15/25 ................. 16 16,814
4.38%, 02/15/27 ................. 7 6,982
LifePoint Health, Inc., 5.38%, 01/15/29
(d)
... 20 19,450
MEDNAX, Inc., 6.25%, 01/15/27
(d)
....... 14 14,717
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(d)
.................... 14 14,512
ModivCare, Inc., 5.88%, 11/15/25
(d)
...... 7 7,403
Molina Healthcare, Inc.
(d)
:
4.38%, 06/15/28 ................. 17 17,686
3.88%, 11/15/30 ................. 25 26,125
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(d)
.................... 37 39,683
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(d)
............... 9 9,506
RP Escrow Issuer LLC, 5.25%, 12/15/25
(d)
.. 13 13,374
Surgery Center Holdings, Inc.
(d)
:
6.75%, 07/01/25 ................. 64 64,696
10.00%, 04/15/27 ................ 43 46,440
Tenet Healthcare Corp.
(d)
:
4.63%, 09/01/24 ................. 13 13,293
7.50%, 04/01/25 ................. 23 24,409
4.88%, 01/01/26 ................. 33 34,152
5.13%, 11/01/27 ................. 40 41,700
4.63%, 06/15/28 ................. 7 7,253
6.13%, 10/01/28 ................. 32 33,615
4.25%, 06/01/29 ................. 25 25,375
US Acute Care Solutions LLC, 6.38%,
03/01/26
(d)
.................... 6 6,330
Vizient, Inc., 6.25%, 05/15/27
(d)
........ 21 21,945
1,487,816
Hotels, Restaurants & Leisure — 5.3%
1011778 BC ULC
(d)(e)
:
3.88%, 01/15/28 ................. 27 27,266
4.38%, 01/15/28 ................. 30 30,456
Affinity Gaming, 6.88%, 12/15/27
(d)
...... 10 10,517
Boyd Gaming Corp.:
8.63%, 06/01/25
(d)
................ 22 23,843
4.75%, 12/01/27 ................. 14 14,429
4.75%, 06/15/31
(d)
................ 31 31,969
Boyne USA, Inc., 4.75%, 05/15/29
(d)
..... 23 23,747
Caesars Entertainment, Inc.
(d)
:
6.25%, 07/01/25 ................. 100 105,276
8.13%, 07/01/27 ................. 77 86,565
4.63%, 10/15/29 ................. 30 30,375
Caesars Resort Collection LLC, 5.75%,
07/01/25
(d)
.................... 22 23,193

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Carnival Corp.
(d)
:
11.50%, 04/01/23 ................ USD 9 $ 10,046
10.50%, 02/01/26 ................ 14 16,243
5.75%, 03/01/27 ................. 60 62,025
9.88%, 08/01/27 ................. 17 19,620
4.00%, 08/01/28 ................. 79 79,790
Carrols Restaurant Group, Inc., 5.88%,
07/01/29
(d)
.................... 5 4,706
CCM Merger, Inc., 6.38%, 05/01/26
(d)
..... 15 15,788
Cedar Fair LP:
5.50%, 05/01/25
(d)
................ 35 36,356
6.50%, 10/01/28 ................. 5 5,365
Churchill Downs, Inc.
(d)
:
5.50%, 04/01/27 ................. 6 6,225
4.75%, 01/15/28 ................. 14 14,647
Full House Resorts, Inc., 8.25%, 02/15/28
(d)
. 6 6,450
Golden Nugget, Inc., 6.75%, 10/15/24
(d)
... 44 44,057
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(d)
................ 12 12,540
5.75%, 05/01/28
(d)
................ 6 6,462
4.88%, 01/15/30 ................. 9 9,655
4.00%, 05/01/31
(d)
................ 21 21,315
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 14 14,473
IRB Holding Corp., 7.00%, 06/15/25
(d)
.... 16 16,988
Life Time, Inc.
(d)
:
5.75%, 01/15/26 ................. 22 22,770
8.00%, 04/15/26 ................. 15 15,900
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(d)
9 8,698
MGM Resorts International, 6.00%, 03/15/23 10 10,574
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(d)
.................... 21 21,394
NCL Corp. Ltd.
(d)
:
10.25%, 02/01/26 ................ 10 11,475
5.88%, 03/15/26 ................. 22 22,550
NCL Finance Ltd., 6.13%, 03/15/28
(d)
..... 20 20,750
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(d)
.................... 22 23,623
Penn National Gaming, Inc., 4.13%, 07/01/29
(d)
9 8,896
Powdr Corp., 6.00%, 08/01/25
(d)
........ 25 26,250
Premier Entertainment Sub LLC
(d)
:
5.63%, 09/01/29 ................. 10 10,100
5.88%, 09/01/31 ................. 10 10,103
Raptor Acquisition Corp., 4.88%, 11/01/26
(d)(e)
15 15,319
Royal Caribbean Cruises Ltd.
(d)
:
10.88%, 06/01/23 ................ 10 11,200
9.13%, 06/15/23 ................. 15 16,302
11.50%, 06/01/25 ................ 12 13,692
5.50%, 08/31/26 ................. 7 7,196
5.50%, 04/01/28 ................. 32 32,730
Scientific Games International, Inc.
(d)
:
8.63%, 07/01/25 ................. 18 19,493
8.25%, 03/15/26 ................. 40 42,450
7.00%, 05/15/28 ................. 13 14,023
7.25%, 11/15/29 ................. 14 15,731
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(d)
49 52,185
Station Casinos LLC, 4.50%, 02/15/28
(d)
... 17 17,269
Travel + Leisure Co., 6.63%, 07/31/26
(d)
... 12 13,665
Vail Resorts, Inc., 6.25%, 05/15/25
(d)
..... 14 14,805
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(d)
.................... 15 15,000
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(d)
.................... 16 16,703
Wynn Las Vegas LLC, 5.25%, 05/15/27
(d)
.. 28 28,279
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC
(d)
:
7.75%, 04/15/25 ................. USD 17 $ 17,935
5.13%, 10/01/29 ................. 47 47,353
Yum! Brands, Inc.:
4.75%, 01/15/30
(d)
................ 2 2,168
5.35%, 11/01/43 ................. 2 2,200
1,439,168
Household Durables — 1.1%
Ashton Woods USA LLC
(d)
:
6.63%, 01/15/28 ................. 7 7,437
4.63%, 08/01/29 ................. 8 8,078
4.63%, 04/01/30 ................. 8 8,045
Brookfield Residential Properties, Inc.
(d)(e)
:
5.00%, 06/15/29 ................. 17 17,383
4.88%, 02/15/30 ................. 20 20,400
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(d)
23 24,333
Installed Building Products, Inc., 5.75%,
02/01/28
(d)
.................... 13 13,618
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(d)
.................... 28 29,400
KB Home, 4.00%, 06/15/31 ........... 8 8,210
Mattamy Group Corp.
(d)(e)
:
5.25%, 12/15/27 ................. 14 14,630
4.63%, 03/01/30 ................. 11 11,240
Meritage Homes Corp., 5.13%, 06/06/27 ... 4 4,455
New Home Co., Inc. (The), 7.25%, 10/15/25
(d)
6 6,314
Newell Brands, Inc., 6.00%, 04/01/46
(k)
.... 9 11,633
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(d)
11 11,631
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(d)
17 16,563
Taylor Morrison Communities, Inc.
(d)
:
5.88%, 06/15/27 ................. 7 7,980
5.13%, 08/01/30 ................. 5 5,381
Tempur Sealy International, Inc.
(d)
:
4.00%, 04/15/29 ................. 21 21,630
3.88%, 10/15/31 ................. 21 21,026
TRI Pointe Homes, Inc., 5.70%, 06/15/28 .. 5 5,438
Williams Scotsman International, Inc., 4.63%,
08/15/28
(d)
.................... 25 26,043
300,868
Household Products — 0.3%
Central Garden & Pet Co.:
4.13%, 10/15/30 ................. 21 21,473
4.13%, 04/30/31
(d)
................ 16 16,248
Energizer Holdings, Inc.
(d)
:
4.75%, 06/15/28 ................. 2 2,034
4.38%, 03/31/29 ................. 2 1,985
Spectrum Brands, Inc.
(d)
:
5.00%, 10/01/29 ................. 13 13,975
5.50%, 07/15/30 ................. 13 14,398
3.88%, 03/15/31 ................. 5 5,052
75,165
Independent Power and Renewable Electricity Producers
— 0.5%
(d)
Calpine Corp.:
4.50%, 02/15/28 ................. 11 11,220
5.13%, 03/15/28 ................. 61 61,777
5.00%, 02/01/31 ................. 18 18,000
3.75%, 03/01/31 ................. 2 1,925
Clearway Energy Operating LLC:
4.75%, 03/15/28 ................. 13 13,762
3.75%, 01/15/32 ................. 22 21,972
128,656

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Insurance — 2.0%
(d)
Acrisure LLC, 6.00%, 08/01/29 ......... USD 19 $ 18,759
Alliant Holdings Intermediate LLC:
4.25%, 10/15/27 ................. 89 89,890
6.75%, 10/15/27 ................. 140 144,900
AmWINS Group, Inc., 4.88%, 06/30/29 .... 22 22,309
AssuredPartners, Inc., 5.63%, 01/15/29 ... 22 22,136
BroadStreet Partners, Inc., 5.88%, 04/15/29 14 13,948
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 25 26,375
HUB International Ltd., 7.00%, 05/01/26 ... 60 62,025
NFP Corp.:
4.88%, 08/15/28 ................. 35 35,595
6.88%, 08/15/28 ................. 94 95,979
531,916
Interactive Media & Services — 0.2%
(d)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ..................... 20 19,650
Twitter, Inc., 3.88%, 12/15/27 .......... 29 30,957
50,607
Internet & Direct Marketing Retail — 0.2%
(d)
ANGI Group LLC, 3.88%, 08/15/28 ...... 22 21,890
Go Daddy Operating Co. LLC:
5.25%, 12/01/27 ................. 5 5,212
3.50%, 03/01/29 ................. 11 10,904
Match Group Holdings II LLC:
4.63%, 06/01/28 ................. 9 9,410
4.13%, 08/01/30 ................. 8 8,330
3.63%, 10/01/31 ................. 9 8,893
64,639
IT Services — 1.3%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(d)
9 9,067
Arches Buyer, Inc., 4.25%, 06/01/28
(d)
.... 9 9,125
Austin BidCo, Inc., 7.13%, 12/15/28
(d)
..... 6 6,045
Black Knight InfoServ LLC, 3.63%, 09/01/28
(d)
35 35,175
Booz Allen Hamilton, Inc.
(d)
:
3.88%, 09/01/28 ................. 19 19,477
4.00%, 07/01/29 ................. 35 35,875
Endure Digital, Inc., 6.00%, 02/15/29
(d)
.... 12 11,400
Gartner, Inc.
(d)
:
4.50%, 07/01/28 ................. 25 26,250
3.63%, 06/15/29 ................. 25 25,190
3.75%, 10/01/30 ................. 13 13,380
MoneyGram International, Inc., 5.38%,
08/01/26
(d)
.................... 9 9,135
Northwest Fiber LLC
(d)
:
4.75%, 04/30/27 ................. 18 18,106
6.00%, 02/15/28 ................. 21 20,888
10.75%, 06/01/28 ................ 9 10,125
Square, Inc., 3.50%, 06/01/31
(d)
........ 52 53,338
Tempo Acquisition LLC, 5.75%, 06/01/25
(d)
. 18 18,900
Twilio, Inc., 3.88%, 03/15/31 .......... 28 28,667
Unisys Corp., 6.88%, 11/01/27
(d)
........ 4 4,370
354,513
Leisure Products — 0.2%
Mattel, Inc.:
3.75%, 04/01/29
(d)
................ 9 9,382
6.20%, 10/01/40 ................. 10 12,850
5.45%, 11/01/41 ................. 20 23,700
45,932
Life Sciences Tools & Services — 0.2%
(d)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 ................. 10 10,378
3.75%, 03/15/29 ................. 3 3,064
4.00%, 03/15/31 ................. 9 9,430
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Syneos Health, Inc., 3.63%, 01/15/29 .... USD 38 $ 37,893
60,765
Machinery — 1.1%
Amsted Industries, Inc., 5.63%, 07/01/27
(d)
. 15 15,653
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(d)(e)
................... 9 9,230
Clark Equipment Co., 5.88%, 06/01/25
(d)(e)
.. 7 7,303
Colfax Corp., 6.38%, 02/15/26
(d)
........ 14 14,724
EnPro Industries, Inc., 5.75%, 10/15/26 ... 16 16,700
GrafTech Finance, Inc., 4.63%, 12/15/28
(d)
.. 11 11,289
Grinding Media, Inc., 7.38%, 12/15/23
(d)
... 28 28,546
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(d)(e)(j)
........ 31 32,938
Meritor, Inc., 4.50%, 12/15/28
(d)
........ 6 6,015
Mueller Water Products, Inc., 4.00%, 06/15/29
(d)
8 8,282
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(d)
.................... 10 10,250
Stevens Holding Co., Inc., 6.13%, 10/01/26
(d)
20 21,575
Terex Corp., 5.00%, 05/15/29
(d)
........ 24 24,870
Titan Acquisition Ltd., 7.75%, 04/15/26
(d)(e)
.. 53 54,151
Titan International, Inc., 7.00%, 04/30/28
(d)
. 7 7,376
Wabash National Corp.
(d)
:
5.50%, 10/01/25 ................. 23 23,319
4.50%, 10/15/28 ................. 17 16,979
309,200
Marine — 0.1%
Seaspan Corp., 5.50%, 08/01/29
(d)(e)
..... 26 26,541
Media — 5.2%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(d)
.................... 11 11,465
AMC Networks, Inc.:
4.75%, 08/01/25 ................. 14 14,350
4.25%, 02/15/29 ................. 10 9,950
Block Communications, Inc., 4.88%, 03/01/28
(d)
12 12,270
Cable One, Inc.
(d)
:
1.13%, 03/15/28
(l)
................ 17 17,248
4.00%, 11/15/30 ................. 7 6,974
Clear Channel Outdoor Holdings, Inc.
(d)
:
7.75%, 04/15/28 ................. 45 47,362
7.50%, 06/01/29 ................. 61 63,440
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(d)
............... 143 147,978
CSC Holdings LLC:
5.25%, 06/01/24 ................. 5 5,356
6.50%, 02/01/29
(d)
................ 200 216,590
DIRECTV Holdings LLC, 5.88%, 08/15/27
(d)
. 32 33,400
DISH DBS Corp.:
5.88%, 07/15/22 ................. 24 24,735
5.00%, 03/15/23 ................. 23 23,834
5.88%, 11/15/24 ................. 14 15,054
7.75%, 07/01/26 ................. 32 36,135
5.13%, 06/01/29 ................. 64 62,706
DISH Network Corp.
(l)
:
2.38%, 03/15/24 ................. 26 25,334
3.38%, 08/15/26 ................. 38 39,501
GCI LLC, 4.75%, 10/15/28
(d)
.......... 14 14,697
iHeartCommunications, Inc., 8.38%, 05/01/27 3 3,206
Liberty Broadband Corp.
(d)(l)
:
1.25%, 09/30/50 ................. 33 33,512
2.75%, 09/30/50 ................. 66 69,672
Midas OpCo Holdings LLC, 5.63%, 08/15/29
(d)
8 8,278
Midcontinent Communications, 5.38%,
08/15/27
(d)
.................... 16 16,648
News Corp., 3.88%, 05/15/29
(d)
........ 11 11,303

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Outfront Media Capital LLC
(d)
:
5.00%, 08/15/27 ................. USD 14 $ 14,359
4.25%, 01/15/29 ................. 11 10,903
Radiate Holdco LLC
(d)
:
4.50%, 09/15/26 ................. 48 49,560
6.50%, 09/15/28 ................. 87 88,710
Scripps Escrow II, Inc., 3.88%, 01/15/29
(d)
.. 2 2,007
Sinclair Television Group, Inc., 4.13%,
12/01/30
(d)
.................... 27 26,393
Sirius XM Radio, Inc.
(d)
:
3.13%, 09/01/26 ................. 39 39,536
4.00%, 07/15/28 ................. 39 39,658
4.13%, 07/01/30 ................. 14 14,065
3.88%, 09/01/31 ................. 52 50,798
TEGNA, Inc., 5.50%, 09/15/24
(d)
........ 4 4,045
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(d)
66 69,787
Univision Communications, Inc.
(d)
:
5.13%, 02/15/25 ................. 11 11,160
6.63%, 06/01/27 ................. 3 3,259
Videotron Ltd., 3.63%, 06/15/29
(d)(e)
...... 30 30,413
1,425,651
Metals & Mining — 2.9%
Allegheny Technologies, Inc.:
7.88%, 08/15/23
(k)
................ 6 6,750
4.88%, 10/01/29 ................. 8 8,030
5.13%, 10/01/31 ................. 9 9,069
Arconic Corp.
(d)
:
6.00%, 05/15/25 ................. 15 15,753
6.13%, 02/15/28 ................. 21 22,261
Big River Steel LLC, 6.63%, 01/31/29
(d)
... 82 88,663
Constellium SE, 5.63%, 06/15/28
(d)
...... 250 262,649
Freeport-McMoRan, Inc.:
5.40%, 11/14/34 ................. 5 6,006
5.45%, 03/15/43 ................. 82 100,963
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(d)
.................... 9 9,979
Kaiser Aluminum Corp.
(d)
:
4.63%, 03/01/28 ................. 7 7,227
4.50%, 06/01/31 ................. 11 11,275
New Gold, Inc.
(d)(e)
:
6.38%, 05/15/25 ................. 6 6,180
7.50%, 07/15/27 ................. 39 40,126
Novelis Corp.
(d)
:
3.25%, 11/15/26 ................. 34 34,482
4.75%, 01/30/30 ................. 74 77,900
3.88%, 08/15/31 ................. 48 47,474
United States Steel Corp., 6.88%, 03/01/29 . 23 24,523
779,310
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21 3 3,006
Multiline Retail — 0.1%
NMG Holding Co., Inc., 7.13%, 04/01/26
(d)
.. 33 35,021
Oil, Gas & Consumable Fuels — 11.0%
Aethon United BR LP, 8.25%, 02/15/26
(d)
... 38 41,040
Antero Midstream Partners LP
(d)
:
7.88%, 05/15/26 ................. 34 37,177
5.75%, 03/01/27 ................. 10 10,331
5.38%, 06/15/29 ................. 17 17,510
Antero Resources Corp.
(d)
:
7.63%, 02/01/29 ................. 21 23,478
5.38%, 03/01/30 ................. 7 7,372
Apache Corp.:
4.25%, 01/15/30 ................. 12 12,930
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.10%, 09/01/40 ................. USD 30 $ 33,599
5.25%, 02/01/42 ................. 7 7,683
5.35%, 07/01/49 ................. 6 6,664
Ascent Resources Utica Holdings LLC
(d)
:
9.00%, 11/01/27 ................. 35 47,950
5.88%, 06/30/29 ................. 35 35,760
Buckeye Partners LP:
4.13%, 03/01/25
(d)
................ 3 3,109
5.85%, 11/15/43 ................. 14 14,013
5.60%, 10/15/44 ................. 13 12,642
Callon Petroleum Co.:
6.13%, 10/01/24 ................. 10 9,827
9.00%, 04/01/25
(d)
................ 56 60,553
8.00%, 08/01/28
(d)
................ 49 48,388
Centennial Resource Production LLC, 6.88%,
04/01/27
(d)
.................... 22 22,412
Cheniere Energy Partners LP:
4.50%, 10/01/29 ................. 44 46,778
4.00%, 03/01/31
(d)
................ 52 54,454
3.25%, 01/31/32
(d)
................ 38 38,126
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 134 141,202
Chesapeake Energy Corp., 5.88%, 02/01/29
(d)
1 1,068
CITGO Petroleum Corp.
(d)
:
7.00%, 06/15/25 ................. 25 25,562
6.38%, 06/15/26 ................. 20 20,400
CNX Midstream Partners LP, 4.75%, 04/15/30
(d)
8 8,124
CNX Resources Corp., 6.00%, 01/15/29
(d)
.. 3 3,173
Colgate Energy Partners III LLC
(d)
:
7.75%, 02/15/26 ................. 12 12,630
5.88%, 07/01/29 ................. 25 25,187
Comstock Resources, Inc.
(d)
:
7.50%, 05/15/25 ................. 15 15,594
6.75%, 03/01/29 ................. 45 48,600
5.88%, 01/15/30 ................. 26 27,040
Continental Resources, Inc.:
4.50%, 04/15/23 ................. 3 3,109
4.90%, 06/01/44 ................. 5 5,600
CrownRock LP, 5.63%, 10/15/25
(d)
...... 64 65,501
DCP Midstream Operating LP
(d)
:
6.45%, 11/03/36 ................. 17 21,124
6.75%, 09/15/37 ................. 29 37,410
DT Midstream, Inc.
(d)
:
4.13%, 06/15/29 ................. 36 36,506
4.38%, 06/15/31 ................. 44 45,320
Endeavor Energy Resources LP, 5.50%,
01/30/26
(d)
.................... 64 66,714
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(h)(i)
........... 51 53,110
EnLink Midstream LLC:
5.63%, 01/15/28
(d)
................ 14 14,906
5.38%, 06/01/29 ................. 8 8,464
EnLink Midstream Partners LP:
4.40%, 04/01/24 ................. 17 17,670
4.85%, 07/15/26 ................. 2 2,100
5.60%, 04/01/44 ................. 20 19,100
5.05%, 04/01/45 ................. 2 1,825
EQM Midstream Partners LP:
6.00%, 07/01/25
(d)
................ 17 18,635
4.13%, 12/01/26 ................. 5 5,136
6.50%, 07/01/27
(d)
................ 30 33,743
4.50%, 01/15/29
(d)
................ 11 11,412
4.75%, 01/15/31
(d)
................ 35 36,401
EQT Corp.:
3.13%, 05/15/26
(d)
................ 15 15,377

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.90%, 10/01/27 ................. USD 23 $ 24,891
5.00%, 01/15/29 ................. 2 2,252
7.50%, 02/01/30
(k)
................ 18 23,170
3.63%, 05/15/31
(d)
................ 4 4,168
Genesis Energy LP:
6.50%, 10/01/25 ................. 4 3,980
8.00%, 01/15/27 ................. 10 10,125
7.75%, 02/01/28 ................. 12 11,989
Great Western Petroleum LLC, 12.00%,
09/01/25
(d)
.................... 17 17,260
Harvest Midstream I LP, 7.50%, 09/01/28
(d)
. 5 5,326
Hess Midstream Operations LP, 4.25%,
02/15/30
(d)
.................... 20 20,225
Independence Energy Finance LLC, 7.25%,
05/01/26
(d)
.................... 34 35,010
ITT Holdings LLC, 6.50%, 08/01/29
(d)
..... 27 27,236
Matador Resources Co., 5.88%, 09/15/26 .. 57 58,921
Murphy Oil Corp.:
5.75%, 08/15/25 ................. 13 13,419
6.37%, 12/01/42
(k)
................ 3 3,023
New Fortress Energy, Inc.
(d)
:
6.75%, 09/15/25 ................. 88 84,700
6.50%, 09/30/26 ................. 93 88,931
NGL Energy Operating LLC, 7.50%, 02/01/26
(d)
13 13,244
NGPL PipeCo LLC, 7.77%, 12/15/37
(d)
.... 25 35,828
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(d)
41 43,798
NuStar Logistics LP:
5.75%, 10/01/25 ................. 12 12,930
6.00%, 06/01/26 ................. 13 14,040
6.38%, 10/01/30 ................. 2 2,200
Occidental Petroleum Corp.:
6.95%, 07/01/24 ................. 6 6,780
5.50%, 12/01/25 ................. 8 8,860
5.55%, 03/15/26 ................. 3 3,330
8.88%, 07/15/30 ................. 2 2,717
6.13%, 01/01/31 ................. 19 22,809
4.30%, 08/15/39 ................. 43 42,410
6.20%, 03/15/40 ................. 58 68,307
4.50%, 07/15/44 ................. 21 21,101
4.63%, 06/15/45 ................. 38 38,855
6.60%, 03/15/46 ................. 2 2,510
4.40%, 04/15/46 ................. 37 36,902
4.10%, 02/15/47 ................. 5 4,754
4.20%, 03/15/48 ................. 33 31,597
4.40%, 08/15/49 ................. 7 6,869
Ovintiv Exploration, Inc., 5.38%, 01/01/26 .. 2 2,261
Ovintiv, Inc.:
7.38%, 11/01/31 ................. 6 8,139
6.50%, 08/15/34 ................. 6 8,092
Parkland Corp., 5.88%, 07/15/27
(d)(e)
..... 23 24,380
PDC Energy, Inc.:
6.13%, 09/15/24 ................. 4 4,060
6.25%, 12/01/25 ................. 4 4,060
Range Resources Corp.:
4.88%, 05/15/25 ................. 5 5,279
9.25%, 02/01/26 ................. 3 3,270
Rockcliff Energy II LLC, 5.50%, 10/15/29
(d)
. 16 16,240
SM Energy Co.:
10.00%, 01/15/25
(d)
............... 58 64,692
5.63%, 06/01/25 ................. 5 5,029
6.75%, 09/15/26 ................. 14 14,298
6.50%, 07/15/28 ................. 7 7,247
Southwestern Energy Co.:
8.38%, 09/15/28 ................. 9 10,195
5.38%, 02/01/29
(d)
................ 40 42,792
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Sunoco LP:
6.00%, 04/15/27 ................. USD 6 $ 6,247
5.88%, 03/15/28 ................. 2 2,110
Tap Rock Resources LLC, 7.00%, 10/01/26
(d)
46 47,092
Targa Resources Partners LP:
6.50%, 07/15/27 ................. 15 16,174
6.88%, 01/15/29 ................. 7 7,843
5.50%, 03/01/30 ................. 37 40,457
4.88%, 02/01/31 ................. 23 24,811
4.00%, 01/15/32
(d)
................ 2 2,067
TerraForm Power Operating LLC
(d)
:
4.25%, 01/31/23 ................. 7 7,193
4.75%, 01/15/30 ................. 9 9,416
Venture Global Calcasieu Pass LLC
(d)
:
3.88%, 08/15/29 ................. 64 65,923
4.13%, 08/15/31 ................. 53 55,253
Vine Energy Holdings LLC, 6.75%, 04/15/29
(d)
48 51,810
Western Midstream Operating LP:
4.75%, 08/15/28 ................. 3 3,271
5.45%, 04/01/44 ................. 19 21,824
5.30%, 03/01/48 ................. 26 29,965
5.50%, 08/15/48 ................. 8 9,360
6.50%, 02/01/50
(k)
................ 59 69,430
2,984,286
Personal Products — 0.1%
(d)
Edgewell Personal Care Co., 5.50%, 06/01/28 13 13,730
Prestige Brands, Inc., 3.75%, 04/01/31 .... 13 12,545
26,275
Pharmaceuticals — 1.6%
Bausch Health Americas, Inc., 9.25%,
04/01/26
(d)
.................... 13 13,884
Bausch Health Cos., Inc.
(d)
:
6.13%, 04/15/25 ................. 3 3,062
9.00%, 12/15/25 ................. 11 11,610
5.75%, 08/15/27 ................. 20 20,950
7.00%, 01/15/28 ................. 21 21,519
5.00%, 01/30/28 ................. 21 19,923
4.88%, 06/01/28 ................. 10 10,363
5.00%, 02/15/29 ................. 38 35,388
6.25%, 02/15/29 ................. 40 39,581
7.25%, 05/30/29 ................. 30 30,745
Catalent Pharma Solutions, Inc.
(d)
:
3.13%, 02/15/29 ................. 15 14,729
3.50%, 04/01/30 ................. 36 36,000
Elanco Animal Health, Inc., 5.90%, 08/28/28
(k)
6 7,020
Endo DAC, 9.50%, 07/31/27
(d)
......... 24 24,053
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(d)
.................... 40 40,000
P&L Development LLC, 7.75%, 11/15/25
(d)
.. 20 20,774
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(d)
83 84,556
434,157
Professional Services — 0.6%
(d)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 8 8,240
ASGN, Inc., 4.63%, 05/15/28 .......... 6 6,210
CoreLogic, Inc., 4.50%, 05/01/28 ....... 30 29,813
Dun & Bradstreet Corp. (The):
6.88%, 08/15/26 ................. 18 18,877
10.25%, 02/15/27 ................ 19 20,425
Jaguar Holding Co. II:
4.63%, 06/15/25 ................. 3 3,116
5.00%, 06/15/28 ................. 57 61,352
KBR, Inc., 4.75%, 09/30/28 ........... 15 15,188

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Professional Services (continued)
Science Applications International Corp.,
4.88%, 04/01/28 ................ USD 12 $ 12,401
175,622
Real Estate Management & Development — 0.5%
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(d)
............... 20 21,700
Five Point Operating Co. LP, 7.88%, 11/15/25
(d)
23 24,035
Forestar Group, Inc., 3.85%, 05/15/26
(d)
... 9 8,989
Howard Hughes Corp. (The)
(d)
:
4.13%, 02/01/29 ................. 15 15,019
4.38%, 02/01/31 ................. 17 17,100
Kennedy-Wilson, Inc., 4.75%, 02/01/30 ... 11 11,168
Realogy Group LLC
(d)
:
7.63%, 06/15/25 ................. 12 12,815
5.75%, 01/15/29 ................. 25 25,932
136,758
Road & Rail — 0.9%
(d)
Avis Budget Car Rental LLC, 5.38%, 03/01/29 9 9,512
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 21 21,781
Uber Technologies, Inc.:
7.50%, 05/15/25 ................. 13 13,858
0.00%, 12/15/25
(l)(m)
............... 27 26,261
8.00%, 11/01/26 ................. 50 52,844
7.50%, 09/15/27 ................. 36 39,308
6.25%, 01/15/28 ................. 30 32,175
4.50%, 08/15/29 ................. 37 37,254
232,993
Semiconductors & Semiconductor Equipment — 0.4%
Entegris, Inc.
(d)
:
4.38%, 04/15/28 ................. 16 16,760
3.63%, 05/01/29 ................. 8 8,161
Microchip Technology, Inc., 4.25%, 09/01/25 35 36,601
ON Semiconductor Corp., 3.88%, 09/01/28
(d)
22 22,715
Synaptics, Inc., 4.00%, 06/15/29
(d)
....... 17 17,392
101,629
Software — 2.7%
ACI Worldwide, Inc., 5.75%, 08/15/26
(d)
... 30 31,350
Ascend Learning LLC:
6.88%, 08/01/25
(d)
................ 56 56,978
Boxer Parent Co., Inc.
(d)
:
7.13%, 10/02/25 ................. 21 22,414
9.13%, 03/01/26 ................. 53 55,574
Camelot Finance SA, 4.50%, 11/01/26
(d)
... 11 11,426
Castle US Holding Corp., 9.50%, 02/15/28
(d)
22 22,990
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(d)
.................... 62 62,465
Clarivate Science Holdings Corp.
(d)
:
3.88%, 07/01/28 ................. 32 32,000
4.88%, 07/01/29 ................. 43 43,084
Consensus Cloud Solutions, Inc.
(d)
:
6.00%, 10/15/26 ................. 5 5,138
6.50%, 10/15/28 ................. 6 6,226
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 25 24,916
Elastic NV, 4.13%, 07/15/29
(d)
......... 30 30,150
Fair Isaac Corp., 4.00%, 06/15/28
(d)
...... 5 5,125
MicroStrategy, Inc., 6.13%, 06/15/28
(d)
.... 27 27,270
NCR Corp.
(d)
:
5.00%, 10/01/28 ................. 9 9,196
5.13%, 04/15/29 ................. 10 10,313
6.13%, 09/01/29 ................. 13 14,105
5.25%, 10/01/30 ................. 9 9,437
PTC, Inc.
(d)
:
3.63%, 02/15/25 ................. 4 4,060
Security
Par (000)
Par (000) Value
Software (continued)
4.00%, 02/15/28 ................. USD 6 $ 6,157
Rocket Software, Inc., 6.50%, 02/15/29
(d)
.. 34 33,660
SS&C Technologies, Inc., 5.50%, 09/30/27
(d)
102 107,705
Veritas US, Inc., 7.50%, 09/01/25
(d)
...... 78 81,120
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(d)
32 31,840
744,699
Specialty Retail — 1.9%
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 ................. 9 9,236
4.75%, 03/01/30 ................. 8 8,350
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(d)(j)
. 5 4,746
Carvana Co.
(d)
:
5.50%, 04/15/27 ................. 23 23,476
4.88%, 09/01/29 ................. 18 17,825
Gap, Inc. (The)
(d)
:
3.63%, 10/01/29 ................. 8 8,020
3.88%, 10/01/31 ................. 6 6,000
Group 1 Automotive, Inc., 4.00%, 08/15/28
(d)
3 3,053
GYP Holdings III Corp., 4.63%, 05/01/29
(d)
.. 20 20,225
Ken Garff Automotive LLC, 4.88%, 09/15/28
(d)
11 11,303
L Brands, Inc.:
6.63%, 10/01/30
(d)
................ 13 14,755
6.88%, 11/01/35 ................. 28 35,140
6.75%, 07/01/36 ................. 5 6,200
LBM Acquisition LLC, 6.25%, 01/15/29
(d)
... 39 38,980
LCM Investments Holdings II LLC:
4.88%, 05/01/29
(d)
................ 24 24,626
Lithia Motors, Inc., 3.88%, 06/01/29
(d)
..... 11 11,418
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 15 15,881
Penske Automotive Group, Inc.:
3.50%, 09/01/25 ................. 6 6,172
3.75%, 06/15/29 ................. 6 6,034
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(d)
............... 20 21,000
SRS Distribution, Inc.
(d)
:
4.63%, 07/01/28 ................. 35 35,707
6.13%, 07/01/29 ................. 29 29,870
Staples, Inc.
(d)
:
7.50%, 04/15/26 ................. 55 55,782
10.75%, 04/15/27 ................ 21 20,449
White Cap Buyer LLC, 6.88%, 10/15/28
(d)
.. 49 51,695
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(d)(j)
........... 18 18,585
504,528
Technology Hardware, Storage & Peripherals — 0.1%
Xerox Corp., 4.80%, 03/01/35 ......... 18 18,004
Textiles, Apparel & Luxury Goods — 0.2%
(d)
Crocs, Inc.:
4.25%, 03/15/29 ................. 13 13,378
4.13%, 08/15/31 ................. 16 16,120
Hanesbrands, Inc., 5.38%, 05/15/25 ..... 4 4,187
Levi Strauss & Co., 3.50%, 03/01/31 ..... 10 10,100
William Carter Co. (The), 5.50%, 05/15/25 .. 7 7,355
Wolverine World Wide, Inc., 4.00%, 08/15/29 8 8,080
59,220
Thrifts & Mortgage Finance — 0.6%
Enact Holdings, Inc., 6.50%, 08/15/25
(d)
... 39 42,579
Home Point Capital, Inc., 5.00%, 02/01/26
(d)
. 18 16,317
Ladder Capital Finance Holdings LLLP
(d)
:
4.25%, 02/01/27 ................. 14 13,860
4.75%, 06/15/29 ................. 11 10,922
MGIC Investment Corp., 5.25%, 08/15/28 .. 16 17,073

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance (continued)
Nationstar Mortgage Holdings, Inc.
(d)
:
6.00%, 01/15/27 ................. USD 10 $ 10,468
5.50%, 08/15/28 ................. 17 17,510
5.13%, 12/15/30 ................. 11 11,024
Rocket Mortgage LLC
(d)
:
2.88%, 10/15/26 ................. 15 14,658
4.00%, 10/15/33 ................. 15 14,888
169,299
Trading Companies & Distributors — 0.7%
(d)
Beacon Roofing Supply, Inc., 4.13%, 05/15/29 8 7,950
Fortress Transportation & Infrastructure
Investors LLC:
6.50%, 10/01/25 ................. 6 6,176
9.75%, 08/01/27 ................. 5 5,663
5.50%, 05/01/28 ................. 25 25,168
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 14 13,720
H&E Equipment Services, Inc., 3.88%,
12/15/28 ..................... 2 1,992
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 22 23,083
Imola Merger Corp., 4.75%, 05/15/29 ..... 49 50,692
WESCO Distribution, Inc.:
7.13%, 06/15/25 ................. 6 6,403
7.25%, 06/15/28 ................. 43 47,622
188,469
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(d)
.................... 9 9,645
Wireless Telecommunication Services — 1.5%
Connect Finco SARL, 6.75%, 10/01/26
(d)(e)
.. 209 218,666
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 3 3,383
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(d)(i)(j)
.......... 50 44,956
Sprint Corp., 7.63%, 03/01/26 ......... 22 26,658
T-Mobile USA, Inc.:
2.63%, 02/15/29 ................. 12 12,127
2.88%, 02/15/31 ................. 41 41,348
3.50%, 04/15/31
(d)
................ 30 31,639
3.50%, 04/15/31 ................. 35 36,912
415,689
Total Corporate Bonds — 83.4%
(Cost: $21,859,072) .............................. 22,658,039
Floating Rate Loan Interests — 11.8%
Aerospace & Defense — 0.5%
(i)
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 71 71,148
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 25 25,469
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 ................. 19 19,290
Spirit Aerosystems, Inc., Term Loan, (LIBOR
USD 1 Month + 5.25%), 6.00%
,
 01/15/25 14 13,935
129,842
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(i)
................ 6 6,015
Security
Par (000)
Par (000) Value
Airlines — 0.6%
(i)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/20/28
(e)
................ USD 50 $ 52,146
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28
(e)
......... 28 28,093
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.75%
,
 10/20/27 ..... 26 27,408
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 53 53,192
160,839
Auto Components — 0.0%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.33%
,
 04/30/26
(i)
5 4,693
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.33%
,
 01/01/38
(i)
..... 7 6,875
Building Products — 0.1%
(i)
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 11/23/27 . 8 7,930
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 10 9,667
17,597
Chemicals — 0.5%
(i)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month
+ 2.50%), 3.00%
,
 03/18/28
(e)
......... 39 38,846
Arc Falcon I, Inc., Delayed Draw Term Loan,
09/22/28
(n)
..................... 2 1,855
Arc Falcon I, Inc., Term Loan, 09/22/28
(n)
... 13 12,705
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 08/27/26 ........... 38 38,648
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.83%
,
 03/30/26 5 4,776
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 06/30/27 ................. 6 5,608
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 05/15/24 ........... 7 7,425
WR Grace Holdings LLC, Term Loan,
09/22/28
(n)
..................... 25 25,078
134,941
Commercial Services & Supplies — 0.7%
(i)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, 06/21/24
(n)
............. 177 175,070
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 05/30/25
(e)
3 3,078
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.33%
,
 11/02/26 . 2 2,371
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.50%),
9.25%
,
 11/02/28
(c)
................ 13 13,162
193,681
Construction Materials — 0.2%
(i)
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 .... 6 6,360
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 ................. 8 8,430

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Standard Industries, Inc., Term Loan,
09/22/28
(n)
..................... USD 38 $ 38,020
52,810
Containers & Packaging — 0.2%
(i)
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 ................. 8 7,781
Kleopatra Finco SARL, Facility Term Loan
B, (LIBOR USD 6 Month + 4.75%),
5.25%
,
 02/12/26
(e)
................ 8 7,975
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 04/03/24 ................. 25 24,771
40,527
Diversified Consumer Services — 0.1%
(i)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.58%
,
 01/29/27 ........... 7 6,895
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 16 16,990
Sotheby's, Term Loan, (LIBOR USD 2 Month +
4.50%), 5.00%
,
 01/15/27 ........... 6 6,074
29,959
Diversified Financial Services — 1.0%
(i)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 8 8,147
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26
(e)
... 5 5,315
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28 ................. 18 18,540
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 34 33,919
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 ................. 66 65,665
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/17/27 ................. 5 4,652
Lealand Finance Co., BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 06/28/24
(c)(e)
1 697
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 2 Month + 6.50%),
7.00%
,
 08/02/29
(c)
................ 11 10,890
Proofpoint, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.25%), 6.75%
,
 08/31/29
(c)
29 29,290
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.25%
,
 12/11/26 ................. 6 5,980
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ..... 70 70,293
White Cap Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 10/19/27 23 22,779
WP CPP Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.75%
,
 04/30/25 ................. 6 5,660
281,827
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.3%
(i)
Altice Financing SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 2.88%
,
 07/15/25
(e)
.... USD 3 $ 2,875
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.12%
,
 08/14/26
(e)
... 5 5,084
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 ................. 25 24,883
Northwest Fiber LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.75%),
3.83%
,
 04/30/27 ................. 16 16,093
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 03/09/27 26 25,592
74,527
Entertainment — 0.1%
(i)
MSG National Properties LLC, Term
Loan, (LIBOR USD 3 Month + 6.25%),
7.00%
,
 11/12/25
(c)
................ 33 33,490
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 05/30/25 ................. 1 628
34,118
Health Care Providers & Services — 0.5%
(i)
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.63%
,
 07/24/26 ................. 14 13,579
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.83%
,
 10/10/25 60 52,979
Gentiva Health Services, Inc., 1st Lien Term
Loan B1, (LIBOR USD 1 Month + 2.75%),
2.88%
,
 07/02/25 ................. 11 11,352
LifePoint Health, Inc., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.75%),
3.83%
,
 11/16/25 ................. 10 9,787
Medical Solutions LLC, 2nd Lien Term Loan,
09/24/28
(n)
..................... 9 8,910
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 06/30/25
(e)
................ 8 8,057
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 7.00%), 8.00%
,
 04/29/25 .... 22 21,725
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.00%
,
 01/08/27 ................. 18 17,836
144,225
Health Care Technology — 0.5%
(i)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.38%
,
 02/11/26 ................. 11 10,967
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 ................. 31 31,058
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.08%
,
 08/27/25 101 101,380
143,405
Hotels, Restaurants & Leisure — 0.3%
(i)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 07/21/25 ................. 17 16,576
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(c)
............... 5 5,113

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 USD 32 $ 31,603
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ..... 14 13,867
Life Time, Inc., Term Loan, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 12/16/24 ..... 20 20,022
Raptor Acquisition Corp., 1st Lien Term Loan B,
11/01/26
(e)(n)
.................... 5 5,014
92,195
Household Durables — 0.1%
SWF Holdings I Corp., Term Loan B, 09/17/28
(i)
(n)
........................... 21 20,829
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.08%
,
 08/12/26
(i)
..... 1 1,476
Industrial Conglomerates — 0.1%
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%
,
 09/01/25
(i)
................ 26 20,476
Insurance — 0.2%
(i)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 11/05/27 ................. 12 11,948
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.33%
,
 12/23/26 ..... 4 3,782
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.33%, 12/31/25 ............... 6 5,982
(LIBOR USD 1 Month + 3.75%),
3.83%, 09/03/26 ............... 22 22,412
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 7 6,866
50,990
Interactive Media & Services — 0.1%
(i)
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 ................. 11 10,941
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26
(e)
.... 14 14,046
24,987
Internet & Direct Marketing Retail — 0.1%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(i)
................ 19 18,917
IT Services — 0.3%
(i)
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 8 8,210
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 6 5,932
Flexential Intermediate Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.33%
,
 08/01/25 ................. 7 6,419
Mitchell International, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 11/29/24 ................. 3 3,248
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.33%
,
 12/01/25 ................. 10 9,977
Security
Par (000)
Par (000) Value
IT Services (continued)
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.58%
,
 02/12/27 ........... USD 15 $ 15,056
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ........... 34 33,810
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 6 5,554
88,206
Life Sciences Tools & Services — 0.3%
(i)
ICON Luxembourg SARL, Term Loan:
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28 ............... 8 7,792
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28
(e)
.............. 31 31,271
Parexel International Corp., Term Loan, (LIBOR
USD 1 Month + 2.75%), 2.83%
,
 09/27/24 29 29,370
68,433
Machinery — 0.5%
(i)
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 06/21/28 ..... 8 7,987
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.08%
,
 09/21/26 ..... 38 37,723
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.17%
,
 03/28/25
(e)
... 82 80,084
125,794
Media — 1.7%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(i)
... 8 8,095
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 08/21/26
(i)
................ 66 64,978
DirectTV Financing LLC, Term Loan, 08/02/27
(i)
(n)
........................... 40 40,012
Intelsat Jackson Holdings SA, Term Loan B3,
11/27/23
(e)(i)(n)
.................... 20 20,186
Intelsat Jackson Holdings SA, Term Loan
B4, (LIBOR USD 1 Month + 5.50%),
8.75%
,
 01/02/24
(e)(i)
............... 33 33,087
Intelsat Jackson Holdings SA, Term Loan B5,
8.63%
,
 01/02/24
(e)(o)
............... 164 166,746
Intelsat Jackson Holdings SA., Term Loan,
07/13/22
(e)(i)(n)
................... 83 83,878
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(i)
................ 7 6,609
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(i)
3 2,961
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.84%
,
 12/31/28
(e)(i)
............... 23 22,600
449,152
Metals & Mining — 0.0%
Grinding Media, Inc., Term Loan B, 09/22/28
(c)(i)
(n)
........................... 8 8,010
Oil, Gas & Consumable Fuels — 0.5%
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, 11/01/25
(i)(n)
......... 135 147,694
Pharmaceuticals — 0.2%
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 3 Month + 5.00%),
5.75%
,
 03/27/28
(e)(i)
............... 41 39,571

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Professional Services — 0.0%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 02/06/26
(i)
................ USD 9 $ 8,518
Software — 1.9%
Barracuda Networks, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 10/30/28
(i)
................ 15 15,252
BMC Software, Inc., 2nd Lien Term Loan,
02/27/26
(c)(i)(n)
.................... 32 32,360
Boxer Parent Co., Inc., Term Loan, 10/02/25
(i)(n)
19 19,151
Castle US Holding Corp., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.88%
,
 01/29/27
(i)
19 18,596
Cloudera, Inc., 2nd Lien Term Loan, 08/10/29
(c)
(i)(n)
........................... 21 20,895
Cloudera, Inc., Term Loan, 07/08/28
(i)(n)
.... 60 59,888
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(i)
................ 23 22,841
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.92%
,
 03/11/28
(i)
................ 10 9,928
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(o)
................ 39 39,507
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.33%
,
 02/25/27
(i)
..... 3 2,785
Magenta Buyer LLC, 1st Lien Term Loan,
07/27/28
(i)(n)
..................... 65 64,980
Magenta Buyer LLC, 2nd Lien Term Loan,
07/27/29
(c)(i)(n)
.................... 34 33,958
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.34%
,
 02/23/29
(i)
5 5,070
Planview Parent, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/18/28
(c)(i)
............... 13 12,935
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.09%
,
 04/26/24
(i)
................ 15 14,874
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 08/31/28
(i)
20 19,890
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28
(i)
27 26,907
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27
(i)
... 12 12,328
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27
(i)
... 20 19,651
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 08/01/25
(i)
................ 9 8,701
Sovos Compliance LLC, 1st Lien Delayed Draw
Term Loan, 08/11/28
(i)(n)
............. 2 2,005
Sovos Compliance LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
5.00%
,
 08/11/28
(i)
................ 12 11,607
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.34%
,
 03/03/28
(i)
................ 26 26,247
UKG, Inc., 1st Lien Term Loan
(i)
:
(LIBOR USD 1 Month + 3.75%),
3.83%, 05/04/26 ............... 10 9,614
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ............... 17 16,853
526,823
Security
Par (000)
Par (000) Value
Specialty Retail — 0.2%
(i)
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ...... USD 46 $ 46,066
Staples, Inc., Term Loan B1, (LIBOR USD 3
Month + 5.00%), 5.13%
,
 04/16/26 ..... 12 11,363
57,429
Transportation Infrastructure — 0.0%
(i)(n)
KKR Apple Bidco LLC, 1st Lien Term Loan,
09/22/28 ...................... 9 8,987
KKR Apple Bidco LLC, 2nd Lien Term Loan,
09/21/29 ...................... 2 2,029
11,016
Total Floating Rate Loan Interests — 11.8%
(Cost: $3,187,506) .............................. 3,216,397
Shares
Shares
Investment Companies — 0.0%
Western Midstream Partners LP ......... 191 4,003
Total Investment Companies — 0.0%
(Cost: $3,180) ................................. 4,003
Beneficial Interest
(000)
Other Interests — 0.0%
(p)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(a)(f)
................. 140 952
Total Other Interests — 0.0%
(Cost: $0) .................................... 952
Par (000)
Pa r (000)
Capital Trusts — 1.9%
Banks — 1.4%
(h)(i)
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ...................... 42 46,200
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ...................... 116 129,355
CIT Group, Inc., Series A, (LIBOR USD 3
Month + 3.97%), 5.80% ............ 26 26,552
JPMorgan Chase & Co.:
Series Q, (LIBOR USD 3 Month + 3.25%),
5.15% ...................... 20 20,575
Series R, (LIBOR USD 3 Month + 3.30%),
6.00% ...................... 4 4,220
Series U, (LIBOR USD 3 Month + 3.33%),
6.13% ...................... 7 7,534
Series FF, (SOFR + 3.38%), 5.00% .... 71 74,106
Series HH, (SOFR + 3.13%), 4.60% .... 26 26,585
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% ............. 35 36,094
371,221

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Capital Markets — 0.5%
(h)(i)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... USD 59 $ 60,858
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 70 74,200
135,058
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(h)
(i)
............................ 10 11,513
Total Capital Trusts — 1.9%
(Cost: $492,301) ................................ 517,792
Total Long-Term Investments — 99.7%
(Cost: $26,070,780) .............................. 27,088,530
Security
Shares
Shares Value
Short-Term Securities — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(q)(r)
................. 237,532 $ 237,532
Total Short-Term Securities — 0.9%
(Cost: $237,532) ................................ 237,532
Total Investments — 100.6%
(Cost: $26,308,312 ) .............................. 27,326,062
Liabilities in Excess of Other Assets — (0.6)% ............ (169,426)
Net Assets — 100.0% .............................. $ 27,156,636
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $49,439, representing 0.18% of its net assets as of period end, and an original cost of $40,008.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
U.S. dollar denominated security issued by foreign domiciled entity.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)
Perpetual security with no stated maturity date.
(i)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Annualized 7-day yield as of period end.
(r)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 171,880 $ 65,652 $ — $ — $ — $ 237,532 237,532 $ 45 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 398,000 USD 471,355 Toronto Dominion Bank 12/15/21 $ (9,611)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 8 $ (61) $ (272) $ 211
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 6 (236) (593) 357
$ (297) $ (865) $ 568
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Glossary of Terms Used in this Report
Currency Abbreviations
EUR Euro
USD United States Dollar
Portfolio Abbreviations
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components ...................................... $ 6,885 $ — $ — $ 6,885
Building Products ....................................... 621 — — 621
Chemicals ............................................ 58,465 — — 58,465
Communications Equipment ................................ 6,972 — — 6,972
Electrical Equipment ..................................... 21,231 25,448 — 46,679
Energy Equipment & Services .............................. — — 1,307 1,307
Equity Real Estate Investment Trusts (REITs) .................... 135,549 — — 135,549
Hotels, Restaurants & Leisure .............................. 12,520 — — 12,520
Life Sciences Tools & Services .............................. 58,690 — — 58,690
Media ............................................... 21,772 — — 21,772
Metals & Mining ........................................ 31,945 — — 31,945
Oil, Gas & Consumable Fuels ............................... 275,647 23,991 — 299,638
Road & Rail ........................................... 10,304 — — 10,304
Corporate Bonds:
Aerospace & Defense .................................... — 723,473 — 723,473
Airlines .............................................. — 493,976 — 493,976
Auto Components ...................................... — 584,032 — 584,032
Automobiles .......................................... — 39,871 — 39,871
Banks ............................................... — 16,796 — 16,796
Biotechnology ......................................... — 17,862 — 17,862
Building Products ....................................... — 308,667 — 308,667
Capital Markets ........................................ — 130,041 — 130,041
Chemicals ............................................ — 456,586 — 456,586
Commercial Services & Supplies ............................. — 923,794 — 923,794
Communications Equipment ................................ — 225,672 — 225,672
Construction & Engineering ................................ — 89,419 — 89,419
Consumer Finance ...................................... — 390,491 — 390,491
Containers & Packaging .................................. — 322,236 — 322,236
Distributors ........................................... — 30,305 — 30,305
Diversified Consumer Services .............................. — 75,533 — 75,533

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Diversified Financial Services ............................... $ — $ 302,035 $ — $ 302,035
Diversified Telecommunication Services ........................ — 1,480,249 — 1,480,249
Electric Utilities ........................................ — 284,326 — 284,326
Electrical Equipment ..................................... — 33,543 — 33,543
Electronic Equipment, Instruments & Components ................. — 72,873 — 72,873
Energy Equipment & Services .............................. — 159,220 63,733 222,953
Entertainment ......................................... — 239,224 — 239,224
Equity Real Estate Investment Trusts (REITs) .................... — 712,901 — 712,901
Food & Staples Retailing .................................. — 153,636 — 153,636
Food Products ......................................... — 671,496 — 671,496
Gas Utilities ........................................... — 11,412 — 11,412
Health Care Equipment & Supplies ........................... — 324,590 — 324,590
Health Care Providers & Services ............................ — 1,487,816 — 1,487,816
Hotels, Restaurants & Leisure .............................. — 1,439,168 — 1,439,168
Household Durables ..................................... — 300,868 — 300,868
Household Products ..................................... — 75,165 — 75,165
Independent Power and Renewable Electricity Producers ............ — 128,656 — 128,656
Insurance ............................................ — 531,916 — 531,916
Interactive Media & Services ............................... — 50,607 — 50,607
Internet & Direct Marketing Retail ............................ — 64,639 — 64,639
IT Services ........................................... — 354,513 — 354,513
Leisure Products ....................................... — 45,932 — 45,932
Life Sciences Tools & Services .............................. — 60,765 — 60,765
Machinery ............................................ — 309,200 — 309,200
Marine .............................................. — 26,541 — 26,541
Media ............................................... — 1,425,651 — 1,425,651
Metals & Mining ........................................ — 779,310 — 779,310
Mortgage Real Estate Investment Trusts (REITs) .................. — 3,006 — 3,006
Multiline Retail ......................................... — 35,021 — 35,021
Oil, Gas & Consumable Fuels ............................... — 2,984,286 — 2,984,286
Personal Products ...................................... — 26,275 — 26,275
Pharmaceuticals ....................................... — 434,157 — 434,157
Professional Services .................................... — 175,622 — 175,622
Real Estate Management & Development ....................... — 136,758 — 136,758
Road & Rail ........................................... — 232,993 — 232,993
Semiconductors & Semiconductor Equipment .................... — 101,629 — 101,629
Software ............................................. — 744,699 — 744,699
Specialty Retail ........................................ — 504,528 — 504,528
Technology Hardware, Storage & Peripherals .................... — 18,004 — 18,004
Textiles, Apparel & Luxury Goods ............................ — 59,220 — 59,220
Thrifts & Mortgage Finance ................................ — 169,299 — 169,299
Trading Companies & Distributors ............................ — 188,469 — 188,469
Water Utilities ......................................... — 9,645 — 9,645
Wireless Telecommunication Services ......................... — 415,689 — 415,689
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 129,842 — 129,842
Air Freight & Logistics .................................... — 6,015 — 6,015
Airlines .............................................. — 160,839 — 160,839
Auto Components ...................................... — 4,693 — 4,693
Automobiles .......................................... — 6,875 — 6,875
Building Products ....................................... — 17,597 — 17,597
Chemicals ............................................ — 134,941 — 134,941
Commercial Services & Supplies ............................. — 180,519 13,162 193,681
Construction Materials .................................... — 52,810 — 52,810
Containers & Packaging .................................. — 40,527 — 40,527
Diversified Consumer Services .............................. — 29,959 — 29,959
Diversified Financial Services ............................... — 240,950 40,877 281,827
Diversified Telecommunication Services ........................ — 74,527 — 74,527
Entertainment ......................................... — 628 33,490 34,118
Health Care Providers & Services ............................ — 144,225 — 144,225
Health Care Technology .................................. — 143,405 — 143,405
Hotels, Restaurants & Leisure .............................. — 87,082 5,113 92,195
Household Durables ..................................... — 20,829 — 20,829
Independent Power and Renewable Electricity Producers ............ — 1,476 — 1,476
Industrial Conglomerates .................................. — 20,476 — 20,476
Insurance ............................................ — 50,990 — 50,990

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Interactive Media & Services ............................... $ — $ 24,987 $ — $ 24,987
Internet & Direct Marketing Retail ............................ — 18,917 — 18,917
IT Services ........................................... — 88,206 — 88,206
Life Sciences Tools & Services .............................. — 68,433 — 68,433
Machinery ............................................ — 125,794 — 125,794
Media ............................................... — 449,152 — 449,152
Metals & Mining ........................................ — — 8,010 8,010
Oil, Gas & Consumable Fuels ............................... — 147,694 — 147,694
Pharmaceuticals ....................................... — 39,571 — 39,571
Professional Services .................................... — 8,518 — 8,518
Software ............................................. — 426,675 100,148 526,823
Specialty Retail ........................................ — 57,429 — 57,429
Transportation Infrastructure ............................... — 11,016 — 11,016
Investment Companies .................................... 4,003 — — 4,003
Other Interests .......................................... — 952 — 952
Capital Trusts ........................................... — 517,792 — 517,792
Short-Term Securities ....................................... 237,532 — — 237,532
Unfunded Floating Rate Loan Interests
(a)
.............................. — 316 — 316
$ 882,136 $ 26,178,402 $ 265,840 $ 27,326,378
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 568 $ — $ 568
Liabilities:
Foreign currency exchange contracts ............................ — (9,611) — (9,611)
$ — $ (9,043) $ — $ (9,043)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.